Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Deductible and Taxable Temporary Differences in Deferred Tax

The deductible and taxable temporary differences in respect of which deferred tax has been recognised are as follows:

	2018 €m	2017 €m
Reported in balance sheet after offset

Deferred tax liabilities	2,209	1,666

Deferred tax assets	(71)	(95)
Net deferred income tax liability	2,138	1,571

Deferred income tax assets (deductible temporary differences)

Deficits on Group retirement benefit obligations (note 29)	95	72

Revaluation of derivative financial instruments to fair value	13	7

Tax loss carryforwards	153	132

Share-based payment expense	21	29

Provisions for liabilities and working capital-related items	266	157

Other deductible temporary differences	39	145
Total	587	542

Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences)

Deferred income tax liabilities (taxable temporary differences)

Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	2,701	2,089

Revaluation of derivative financial instruments to fair value	11	11

Rolled-over capital gains	13	13
Total	2,725	2,113

Summary of Movement in Net Deferred Income Tax Liability

Movement in net deferred income tax liability

At 1 January	1,571	1,849

Reclassified from*/(as) held for sale	14	(14)

Translation adjustment	47	(173)

Net expense/(income) for the year (ii)	111	(265)

Arising on acquisition (note 32)	411	132

Disposal	(16)	2

Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	(4)	33

Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	4	7
At 31 December	2,138	1,571

(i)	Fair value adjustments arising on acquisition principally relate to property, plant and equipment.

(ii)	The net expense/(income) for the year includes an expense of €8 million (2017: €1 million) relating to discontinued operations.

* Reflects amounts at 1 January 2018 relating to liabilities held for sale at 31 December 2017 which were subsequently divested in 2018. Refer to note 3 for further details.